Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	September 30, 2026			December 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)			(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$13	$—	$—	$15	$—
Foreign exchange forward contracts designated as hedging instruments	—	1,037	—	—	454	—
Convertible notes	—	—	27,246	—	—	15,400
Marketable securities	221	—	—	289	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(79)	—	—	(175)	—
Foreign exchange forward contracts designated as hedging instruments	—	(36)	—	—	(235)	—
Contingent consideration*	—	—	(5,843)	—	—	(12,513)
	$221	$935	$21,403	$289	$59	$2,887